Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,685	$ 2,634	$ 2,703
Subcontractors	226	128	230
Depreciation and amortization	591	630	672
Cost of materials	1,120	1,282	916
Other manufacturing expenses	1,229	1,162	1,207
Decrease (increase) in inventory of finished products	(1,124)	604	(801)
Cost of revenues from sale of products	$ 4,727	$ 6,440	$ 4,927